RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Transactions with Controlled Affiliates
The Company entered into arrangements with entities also controlled, or significantly influenced, by the Controlling Party or other affiliates of the Company.
Provenance Foundation
Term Note
In July 2022, FT entered into an interest bearing term note with the Provenance Foundation (“Provenance”), pursuant to which FT provided Provenance with a $5.0 million loan. On June 12, 2023, the term note was amended, pursuant to which the total principal amount of the loan was increased to $9.1 million. The term note is held by FMH and is eligible to be settled in cash or an equivalent value of HASH at maturity. At September 30, 2025 and December 31, 2024 the outstanding principal of the loan, including interest paid in-kind, was recorded at $9.9 million and $9.4 million, respectively as “Loan to related parties” in the Condensed Consolidated Balance Sheets. Interest accrued on the note for the three and nine months ended September 30, 2025 is $0.2 million and $0.6 million, gross of a $0.7 million interest reduction during the three months ended June 30, 2025, and $0.2 million and $0.6 million, respectively, for the three and nine months ended September 30, 2024, recorded as “Interest income” in the Condensed Consolidated Statements of Operations.
Gas Fee Service Provider
In February 2025, FCC entered into a services agreement with Provenance whereby Provenance pays, on behalf of FCC, HASH to cover fees to network validators for processing and validating operations on the blockchain incurred in connection with the purchase or sale of the face-amount certificates issued by FCC and transacted on Provenance’s blockchain (“Provenance Blockchain”). FCC reimburses Provenance in cash in an amount equal to the then-current market value of HASH paid by Provenance. The Company recognized $— million and $— million incurred under the services agreement for the three and nine months ended September 30, 2025, respectively, recorded as expense in “Operations and processing” on the Condensed Consolidated Statements of Operations. At September 30, 2025, the Company owed $— million to Provenance recorded in “Accounts payable and accrued liabilities” in the Condensed Consolidated Balance Sheets.
Transactions with Equity-Method Investees
Reflow
The Company holds a 17.3% interest in Reflow contributed to the Company by the Controlling Party. The Company received distributed profits of $— million and $0.9 million, respectively, for the three and nine months ended September 30, 2025 and $— million and $— million for the three and nine months ended September 30, 2024, respectively, recorded in “Other revenue” in the Condensed Consolidated Statements of Operations. The Company recorded receivables of $— million and $— million at September 30, 2025 and December 31, 2024, respectively, as “Accounts receivable, net” in the Condensed Consolidated Balance Sheets for such services. See Note 3 for detail on the Company’s investment in Reflow.
Domestic Solana Fund
The Domestic Solana Fund acquired its investments in SOL primarily through auctions held through the FTX Trading Ltd. (“FTX”) bankruptcy proceedings through a purchase and sale agreement with Alameda Research and Maclaurin Investments. The Company recorded contributions, net of distributions, to the Domestic Solana Fund in “Other non-current assets” in the Condensed Consolidated Balance Sheets as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Contributions	$16	$24	$126	$3,779
Distributions	322	613	1,759	613
See Note 3 for detail on the Company’s investment in Domestic Solana Fund.
Transactions with the Controlling Party
The Company incurred $0.5 million and $0.8 million, respectively, for the three and nine months ended September 30, 2025, and $— million and $0.4 million, respectively, for the three and nine months ended September 30, 2024, in costs to arrange travel for the Controlling Party and other affiliates, recorded as “General and administrative” expense in the Condensed Consolidated Statements of Operations.
As of September 30, 2025, the Controlling Party holds $0.5 million of YLDS issued by FCC, recorded as “Debt, current” on the Condensed Consolidated Balance Sheets. The Controlling Party’s holdings are on normal market terms and do not include any preferential terms, guarantees, or other arrangements with the Company.
Other Transactions
Investments in Loan Securitizations
The Company retains beneficial interests in loan securitization trusts that it sponsors. See Notes 3 and 9 for additional detail.
Employee DSCR Loan
In May 2025, the Company issued a debt-service coverage ratio (“DSCR”) loan to an employee. The principal amount of the loan is $0.1 million, bears interest at a rate of 6.90% per annum, and matures in June 2055. On August 15, 2025, the employee repaid the loan in full in an amount equal to $0.1 million, including principal of approximately $0.1 million and total accrued unpaid interest of approximately $0.0 million.
RELATED PARTY TRANSACTIONS
Transactions with Controlled Affiliates
The Company entered into arrangements with entities also controlled, or significantly influenced, by the Controlling Party or other affiliates of the Company.
Provenance Foundation
In July 2022, FT entered into a non-interest bearing term note with the Provenance Foundation, pursuant to which FT provided the Provenance Foundation with a loan in the total principal amount of $5.0 million. On June 12, 2023, the term note was amended and restated, pursuant to which the total principal amount of the loan was increased to $9.1 million. The term note is eligible to be settled in full payment or contribution of equivalent value of Hash Tokens. At December 31, 2024 and 2023 the outstanding principal of the loan was $9.1 million and $7.3 million, respectively. Interest accrued on the note for the years ended December 31, 2024 and 2023 totaled $0.8 million and $0.5 million, respectively.
Reflow
The Company holds a 17.3% interest in Reflow, an SEC-registered investment adviser. The interest was contributed to the Company by the Controlling Party. During the years ended December 31, 2024 and 2023, the Company received distributed profits of $0.9 million and $0.5 million recorded in Other Assets on the Consolidated Balance Sheets respectively. Specified support services are performed pursuant to terms outlined in a shared services agreement between the entities. The Company recorded receivables of $0.3 million at December 31, 2023. Receivables at December 31, 2024 were immaterial.
See Note 3 for detail on the Company’s investment in Reflow.
Domestic Solana Fund
The SOL Opportunity Fund L.P. (“Domestic Solana Fund”) was formed on April 23, 2024. As of December 31, 2024 the primary purpose of the Domestic Solana Fund is to make investments in Solana tokens through auctions held through the FTX Trading Ltd. (“FTX”) bankruptcy proceedings. The Domestic Solana Fund was selected as a buyer through a bidding process at the auction. The Domestic Solana Fund submitted a winning bid and entered into a purchase and sale agreement with Alameda Research and Maclaurin Investments to purchase the investment.
See Note 3 for detail on the Company’s investment in Domestic Solana Fund.
Transactions with the Controlling Party
On June 7, 2023, the Company entered into a non-interest bearing term note with the Controlling Party, pursuant to which the Company borrowed the principal amount of $10.0 million in support of a transaction that the Company repaid on June 8, 2023. The Company paid a non-refundable fee of $25,000 to the Controlling Party in connection with the note recorded within Interest expense in the Consolidated Statements of Operations.
During the years ended December 31, 2024 and 2023, the Company incurred $0.6 million and $1.0 million in costs to arrange travel for the Controlling Party and other affiliates, respectively.
Other Transactions
Investments in Loan Securitizations
The Company retains beneficial interests in loan securitization trusts that it sponsors. See Notes 3 and 8 for additional detail.